Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.5%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$404	$ 383,310
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	525	456,362
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	47	42,900
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,048	805,549
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,436,798
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	836,794
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	2	1,641
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,370	1,345,981
Series 2021-A, Class C, 4.59%, 5/15/26(1)	375	358,361
Series 2022-A, Class B, 9.52%, 12/15/26(1)	2,347	2,329,083
Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,800	1,302,342
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	666,501
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	162	147,744
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	935,448
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	198,519
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	1,800,569
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	124	115,814
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	756,470
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	124	117,231
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	547	510,196
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	125	101,859
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,060	853,071
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	159	141,754
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	900	849,521
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	340	300,115
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	610	444,551
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	426	366,295
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	630	568,323
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	$541	$ 517,123
Series 2021-3, Class B, 0.76%, 2/26/29(1)	540	509,079
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	359	354,838
Series 2022-C, Class A, 6.56%, 2/15/30(1)	1,751	1,743,896
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	221	172,300
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	106	68,402
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	13	13,412
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	454	373,216
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	413	383,812
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	986	847,879
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	6	5,692
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	113	98,054
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	92	81,270
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	234	195,350
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	337	287,127
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	575	453,089
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	1,348	1,173,679
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	211	178,026
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	131	108,656
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	779	743,231
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	263,726
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	980	788,284
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,639	1,450,126
OneMain Financial Issuance Trust:
Series 2020-1A, Class A, 3.84%, 5/14/32(1)	457	453,599
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,400	1,322,053
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	265	245,573
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	988	966,682
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	979	855,969
Series 2021-B, Class C, 3.65%, 5/8/31(1)	178	149,709
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,100	4,466,842
Series 2021-C, Class B, 2.67%, 10/8/31(1)	530	460,665
Series 2021-C, Class C, 3.61%, 10/8/31(1)	105	89,128
Series 2022-2, Class C, 9.36%, 10/9/29(1)	350	342,309
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	87	87,156

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-2, 3.00%, 1/25/29(1)	$724	$ 675,037
Series 2021-3, Class A, 1.15%, 5/15/29(1)	1,291	1,257,929
Series 2021-5, Class A, 1.53%, 8/15/29(1)	1,125	1,085,474
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	364	343,640
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	69	64,795
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	611	503,780
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	66	65,043
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/23, 10/15/49(1)(3)	1,000	956,329
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	348	280,028
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	439	330,729
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,996	1,776,604
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	315	304,333
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,130	1,007,178
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	597	538,951
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	4,767	4,654,048
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	379,429
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	961	856,318
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	85	73,547
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,210	986,848
Series 2021-A, Class B, 3.15%, 2/20/48(1)	401	321,780
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,178	1,091,621
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,400	1,102,319
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	234	195,088
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	458	403,739
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	417	389,292
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	685	536,061
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	1,963	1,801,041
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	295	262,042
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	174	162,125
Security	Principal Amount (000's omitted)	Value
Theorem Funding Trust: (continued)
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	$496	$ 494,741
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	71,722
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	855	789,053
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	195	191,199
Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30(1)	727	712,481
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/15/43(1)	158	154,494
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,029	979,245
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	1,540,274
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	534,925
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	951	730,469
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	346	239,719
Series 2020-A, Class C, 6.657%, 3/15/45(1)	158	106,400
Total Asset-Backed Securities (identified cost $74,644,239)		$67,372,924

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2017-1, Class B1, 9.139%, (1 mo. USD LIBOR + 4.75%), 10/25/27(1)(4)	$155	$ 156,337
Series 2021-1A, Class M1A, 5.678%, (30-day average SOFR + 1.75%), 3/25/31(1)(4)	161	160,948
Series 2021-1A, Class M1B, 6.128%, (30-day average SOFR + 2.20%), 3/25/31(1)(4)	248	245,181
Series 2021-1A, Class M1C, 6.878%, (30-day average SOFR + 2.95%), 3/25/31(1)(4)	150	143,720
Series 2021-2A, Class M1A, 5.128%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	1,184	1,174,459
Series 2021-3A, Class A2, 4.928%, (30-day average SOFR + 1.00%), 9/25/31(1)(4)	590	549,487
Series 2021-3A, Class M1B, 5.328%, (30-day average SOFR + 1.40%), 9/25/31(1)(4)	415	393,755
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	1,381	1,212,703
Eagle Re, Ltd., Series 2021-2, Class M1C, 7.378%, (30-day average SOFR + 3.45%), 4/25/34(1)(4)	415	399,363
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.439%, (1 mo. USD LIBOR + 1.05%), 7/25/30(4)	68	68,055

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-DNA3, Class B2, 12.539%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	$240	$ 244,514
Series 2019-DNA4, Class M2, 6.339%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	55	55,495
Series 2019-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(4)	165	168,518
Series 2019-HQA4, Class B1, 7.339%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	57	55,838
Series 2020-DNA6, Class B1, 6.928%, (30-day average SOFR + 3.00%), 12/25/50(1)(4)	50	47,175
Series 2020-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	108	106,564
Series 2021-DNA3, Class M1, 4.678%, (30-day average SOFR + 0.75%), 10/25/33(1)(4)	278	276,867
Series 2022-DNA2, Class M1A, 5.228%, (30-day average SOFR + 1.30%), 2/25/42(1)(4)	850	841,743
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 9.639%, (1 mo. USD LIBOR + 5.25%), 10/25/23(4)	214	220,573
Series 2014-C02, Class 2M2, 6.989%, (1 mo. USD LIBOR + 2.60%), 5/25/24(4)	86	85,836
Series 2014-C03, Class 2M2, 7.289%, (1 mo. USD LIBOR + 2.90%), 7/25/24(4)	113	113,741
Series 2014-C04, Class 1M2, 9.289%, (1 mo. USD LIBOR + 4.90%), 11/25/24(4)	386	405,312
Series 2018-R07, Class 1M2, 6.789%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(4)	57	56,983
Series 2019-R01, Class 2B1, 8.739%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	150	150,967
Series 2019-R02, Class 1B1, 8.539%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	150	153,195
Series 2019-R02, Class 1M2, 6.689%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	4	3,691
Series 2019-R03, Class 1B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	150	153,106
Series 2019-R05, Class 1B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(4)	212	216,530
Series 2019-R06, Class 2B1, 8.139%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	911	898,051
Series 2019-R07, Class 1B1, 7.789%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	268	261,401
Series 2020-R02, Class 2B1, 7.389%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,120	1,012,359
Series 2021-R01, Class 1B2, 9.928%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	395	361,996
Series 2021-R02, Class 2B1, 7.228%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	35	32,065
Home Re, Ltd.:
Series 2018-1, Class M2, 7.389%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(4)	660	656,253
Series 2021-1, Class M1B, 5.939%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(4)	517	514,555
Security	Principal Amount (000's omitted)	Value
Home Re, Ltd.: (continued)
Series 2021-1, Class M2, 7.239%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	$215	$ 197,036
Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 7.989%, (1 mo. USD LIBOR + 3.60%), 10/25/30(1)(4)	30	30,533
Total Collateralized Mortgage Obligations (identified cost $12,169,718)		$ 11,824,905

Commercial Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$1,605	$ 1,265,343
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	680	511,278
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,215	837,068
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 5.293%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(4)	855	840,604
Series 2017-DELC, Class E, 6.943%, (1 mo. USD LIBOR + 2.625%), 8/15/36(1)(4)	360	349,697
Series 2017-DELC, Class F, 7.943%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(4)	285	274,354
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.37%, (SOFR + 1.034%), 10/15/36(1)(4)	1,754	1,733,267
Series 2019-XL, Class B, 5.53%, (SOFR + 1.194%), 10/15/36(1)(4)	637	626,815
Series 2021-VOLT, Class B, 5.268%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(4)	1,809	1,709,001
Series 2021-VOLT, Class C, 5.418%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	549	516,883
Series 2021-VOLT, Class D, 5.968%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	1,739	1,632,091
Credit Suisse Mortgage Trust, Series 2022-NWPT, Class A, 7.478%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	814	807,064
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.398%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(4)	625	607,691
Series 2021-ESH, Class C, 6.018%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	1,355	1,303,528
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	2,926,463
Series KG03, Class A2, 1.297%, 6/25/30(2)	770	616,235
Series KSG1, Class A2, 1.503%, 9/25/30	704	570,113
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,096,573
Series W5FX, Class AFX, 3.214%, 4/25/28(2)	412	384,512
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	1,033	967,157

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2018-M4, Class A2, 3.056%, 3/25/28(2)	$2,080	$ 1,937,634
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	2,928	2,791,293
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	893	857,707
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,201	2,838,155
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,035,959
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,226,548
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.639%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	586	551,729
Series 2020-01, Class M10, 8.139%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	1,369	1,269,604
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.468%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(4)	2,738	2,663,406
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	109,391
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	225	22,360
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(4)(5)	1,153	1,103,607
Series 2019-BPR, Class B, 6.668%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(5)	386	362,353
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(5)	205	190,024
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	1,674	1,339,576
VMC Finance, LLC:
Series 2021-HT1, Class A, 5.989%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(4)	1,061	1,027,080
Series 2021-HT1, Class B, 8.839%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	2,057	1,929,452
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	850	711,402
Total Commercial Mortgage-Backed Securities (identified cost $47,577,814)		$42,543,017

Common Stocks — 56.3%

Security	Shares	Value
Auto Components — 0.5%
Aptiv PLC(6)	52,000	$ 4,842,760
		$ 4,842,760
Banks — 1.6%
PNC Financial Services Group, Inc. (The)	46,700	$ 7,375,798
Wells Fargo & Co.	215,700	8,906,253
		$ 16,282,051
Security	Shares	Value
Beverages — 3.4%
Coca-Cola Co. (The)	276,700	$ 17,600,887
PepsiCo, Inc.	100,600	18,174,396
		$ 35,775,283
Biotechnology — 1.6%
AbbVie, Inc.	102,800	$ 16,613,508
		$ 16,613,508
Capital Markets — 3.2%
Intercontinental Exchange, Inc.	114,600	$ 11,756,814
S&P Global, Inc.	24,200	8,105,548
Stifel Financial Corp.	105,400	6,152,198
Tradeweb Markets, Inc., Class A	103,266	6,705,061
		$32,719,621
Chemicals — 1.5%
FMC Corp.	61,800	$7,712,640
Linde PLC	22,500	7,339,050
		$15,051,690
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	48,525	$7,612,602
		$7,612,602
Electric Utilities — 1.7%
Constellation Energy Corp.	87,400	$7,534,754
NextEra Energy, Inc.	120,700	10,090,520
		$17,625,274
Electrical Equipment — 0.9%
AMETEK, Inc.	66,500	$9,291,380
		$9,291,380
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity, Ltd.	68,500	$7,863,800
		$7,863,800
Energy Equipment & Services — 0.7%
Baker Hughes Co.	261,900	$7,733,907
		$7,733,907
Entertainment — 1.1%
Electronic Arts, Inc.	97,300	$11,888,114
		$11,888,114

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.6%
Lamar Advertising Co., Class A	67,700	$ 6,390,880
		$ 6,390,880
Food & Staples Retailing — 1.1%
Walmart, Inc.	79,600	$ 11,286,484
		$ 11,286,484
Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp.(6)	225,800	$ 10,447,766
Intuitive Surgical, Inc.(6)	29,700	7,880,895
Stryker Corp.	26,500	6,478,985
		$24,807,646
Health Care Providers & Services — 1.0%
Elevance Health, Inc.	21,000	$10,772,370
		$10,772,370
Hotels, Restaurants & Leisure — 0.9%
Domino's Pizza, Inc.	16,400	$5,680,960
Marriott International, Inc., Class A	24,200	3,603,138
		$9,284,098
Insurance — 1.9%
Allstate Corp. (The)	97,000	$13,153,200
W.R. Berkley Corp.	83,500	6,059,595
		$19,212,795
Interactive Media & Services — 2.0%
Alphabet, Inc., Class C(6)	229,640	$20,375,957
		$20,375,957
Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(6)	191,420	$16,079,280
		$16,079,280
IT Services — 2.7%
Automatic Data Processing, Inc.	47,200	$11,274,192
Visa, Inc., Class A	78,500	16,309,160
		$27,583,352
Life Sciences Tools & Services — 2.2%
Danaher Corp.	48,400	$12,846,328
Thermo Fisher Scientific, Inc.	18,997	10,461,458
		$23,307,786
Security	Shares	Value
Machinery — 0.7%
Westinghouse Air Brake Technologies Corp.	74,600	$ 7,445,826
		$ 7,445,826
Media — 0.7%
Comcast Corp., Class A	198,600	$ 6,945,042
		$ 6,945,042
Multi-Utilities — 0.7%
Sempra Energy	49,800	$ 7,696,092
		$ 7,696,092
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	112,900	$8,123,155
Eli Lilly & Co.	29,300	10,719,112
		$18,842,267
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	62,000	$6,480,240
TransUnion	137,100	7,780,425
		$14,260,665
Real Estate Management & Development — 0.8%
FirstService Corp.	71,000	$8,701,050
		$8,701,050
Road & Rail — 1.0%
Union Pacific Corp.	50,000	$10,353,500
		$10,353,500
Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	70,900	$11,629,727
Lam Research Corp.	16,900	7,103,070
Texas Instruments, Inc.	56,696	9,367,313
		$28,100,110
Software — 6.3%
Black Knight, Inc.(6)	93,100	$5,748,925
Fair Isaac Corp.(6)	8,900	5,327,362
Intuit, Inc.	19,767	7,693,712
Microsoft Corp.	169,851	40,733,667
VMware, Inc., Class A(6)	48,500	5,953,860
		$65,457,526
Specialty Retail — 1.4%
Home Depot, Inc. (The)	17,300	$5,464,378

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	117,400	$ 9,345,040
		$ 14,809,418
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	245,008	$ 31,833,889
		$ 31,833,889
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	57,400	$ 6,716,374
		$ 6,716,374
Venture Capital — 0.2%
CFBanc Corp.(6)(7)(8)	27,000	$371,582
Consensus Orthopedics, Inc.(6)(7)(8)	180,877	0
Learn Capital Venture Partners III, L.P.(6)(7)(8)	1,072,962	1,702,824
Neighborhood Bancorp, Class A(6)(7)(8)	10,000	8,500
		$2,082,906
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.(6)	64,745	$9,064,300
		$9,064,300
Total Common Stocks (identified cost $445,823,209)		$584,709,603

Corporate Bonds — 15.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.2%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$919	$ 907,908
6.33%, 7/15/29	936	911,453
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	861	738,983
		$ 2,558,344
Communications — 1.0%
AT&T, Inc.:
3.55%, 9/15/55	$3,641	$ 2,445,807
3.65%, 6/1/51	1,057	749,235
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	304	276,699
Charter Communications Operating, LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	3,227	2,355,347
5.25%, 4/1/53	244	189,363
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Comcast Corp.:
2.887%, 11/1/51	$1,125	$ 727,603
2.937%, 11/1/56	1,283	799,295
Level 3 Financing, Inc., 3.75%, 7/15/29(1)(9)	80	57,656
Nokia Oyj:
4.375%, 6/12/27	947	895,663
6.625%, 5/15/39	990	941,427
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	463	356,246
SES S.A., 5.30%, 4/4/43(1)	274	209,966
T-Mobile USA, Inc.:
2.25%, 11/15/31	161	127,053
2.55%, 2/15/31	371	303,977
		$10,435,337
Consumer, Cyclical — 1.5%
American Airlines Pass-Through Trust, 4.40%, 3/22/25	$199	$195,151
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,115	2,037,594
5.75%, 4/20/29(1)	44	40,294
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	410	336,432
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	649	610,133
6.875%, 11/1/35	107	95,305
7.60%, 7/15/37	459	388,605
Brunswick Corp., 5.10%, 4/1/52	368	265,846
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	407	409,629
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	825	805,303
4.75%, 10/20/28(1)	1,271	1,196,659
Dick's Sporting Goods, Inc., 4.10%, 1/15/52(9)	2,802	1,816,806
Ford Motor Co., 4.75%, 1/15/43	127	91,446
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,233	1,266,538
General Motors Co., 5.60%, 10/15/32	1,243	1,158,282
General Motors Financial Co., Inc., 4.30%, 4/6/29	1,234	1,107,766
Hyatt Hotels Corp.:
1.30%, 10/1/23	409	397,690
1.80%, 10/1/24	168	157,528
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,143	941,323
4.375%, 1/15/31(1)(9)	186	151,661
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	75	45,338
5.875%, 4/1/29(1)(9)	182	161,411

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	$916	$ 704,060
5.141%, 3/15/52(1)	1,745	1,275,294
		$ 15,656,094
Consumer, Non-cyclical — 1.0%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$ 182,702
4.25%, 11/1/29(1)	987	886,814
Block Financial, LLC, 3.875%, 8/15/30	1,631	1,430,780
Centene Corp.:
3.375%, 2/15/30	472	400,079
4.25%, 12/15/27	575	540,539
4.625%, 12/15/29	74	67,791
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	645	486,708
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	655	563,664
CVS Pass-Through Trust, 6.036%, 12/10/28	529	521,675
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,005,146
Ford Foundation (The), 2.415%, 6/1/50	1,095	693,913
Hikma Finance USA, LLC, 3.25%, 7/9/25(10)	200	186,047
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(9)	1,005	880,810
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(9)	787	643,148
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	1,058	902,873
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	624,384
3.00%, 10/15/30(1)	192	146,592
5.20%, 4/1/29(1)	138	126,355
		$10,290,020
Energy — 0.3%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$70	$68,093
NuStar Logistics, L.P.:
6.00%, 6/1/26	583	562,378
6.375%, 10/1/30(9)	334	309,431
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	982	856,081
5.00%, 1/31/28(1)	1,169	1,054,099
		$2,850,082
Financial — 8.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$443	$408,921
1.75%, 10/29/24	150	138,034
2.875%, 8/14/24(9)	269	254,848
3.50%, 1/15/25	635	605,245
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust: (continued)
4.50%, 9/15/23	$716	$ 711,498
6.50%, 7/15/25	413	418,875
Affiliated Managers Group, Inc., 3.30%, 6/15/30	499	413,745
Air Lease Corp.:
2.875%, 1/15/26	816	755,904
2.875%, 1/15/32	330	263,000
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	165	148,667
Ally Financial, Inc., 8.00%, 11/1/31	1,085	1,123,048
American Assets Trust, L.P., 3.375%, 2/1/31	176	139,999
American National Group, Inc., 6.144%, 6/13/32(1)	200	189,744
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	845	721,387
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(11)	1,352	1,223,479
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(11)	800	684,326
5.294%, 8/18/27	1,600	1,564,806
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(11)	2,414	2,117,913
1.898% to 7/23/30, 7/23/31(11)	680	523,386
1.922% to 10/24/30, 10/24/31(11)	753	576,889
2.087% to 6/14/28, 6/14/29(11)	1,034	871,927
2.299% to 7/21/31, 7/21/32(11)	960	741,611
2.456% to 10/22/24, 10/22/25(11)	1,307	1,235,817
2.551% to 2/4/27, 2/4/28(11)	1,921	1,708,907
3.846% to 3/8/32, 3/8/37(11)	3,750	3,114,864
BankUnited, Inc., 5.125%, 6/11/30	334	310,180
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	859	779,946
5.125% to 1/18/28, 1/18/33(1)(11)	1,189	1,069,186
BNP Paribas S.A.:
7.75% to 8/16/29(1)(11)(12)	802	793,980
9.25% to 11/17/27(1)(11)(12)	645	674,056
Boston Properties, L.P.:
2.45%, 10/1/33	2,042	1,474,418
6.75%, 12/1/27	658	679,627
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(9)(11)	432	323,894
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)(9)	972	863,445
Broadstone Net Lease, LLC, 2.60%, 9/15/31	58	43,608
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(11)	721	617,827
3.75%, 7/28/26	658	620,362
4.20%, 10/29/25	575	556,250

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
CI Financial Corp.:
3.20%, 12/17/30	$1,239	$ 942,448
4.10%, 6/15/51	1,458	863,977
Citigroup, Inc.:
2.572% to 6/3/30, 6/3/31(11)	1,773	1,437,897
3.106% to 4/8/25, 4/8/26(11)	784	742,785
3.785% to 3/17/32, 3/17/33(11)	1,190	1,020,992
3.887% to 1/10/27, 1/10/28(11)	610	570,894
4.00% to 12/10/25(11)(12)	770	672,687
6.27% to 11/17/32, 11/17/33(11)	815	843,368
Corporate Office Properties, L.P., 2.90%, 12/1/33	626	445,798
Discover Bank, 4.682% to 8/9/23, 8/9/28(11)	699	671,045
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,133	1,113,830
EPR Properties:
3.75%, 8/15/29	1,411	1,107,323
4.50%, 6/1/27	1,059	928,429
4.95%, 4/15/28	134	114,539
Extra Space Storage, L.P., 2.55%, 6/1/31(9)	803	630,159
GA Global Funding Trust, 2.25%, 1/6/27(1)	1,872	1,650,357
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,148	1,580,625
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(11)	1,448	1,267,998
2.64% to 2/24/27, 2/24/28(11)	550	490,496
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,449	2,131,095
3.75%, 9/15/30(1)	441	324,848
6.00%, 4/15/25(1)(9)	695	674,150
HSBC Holdings PLC:
2.251% to 11/22/26, 11/22/27(11)	1,402	1,216,030
7.39% to 11/3/27, 11/3/28(11)	2,430	2,558,129
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	333	339,983
8.248% to 11/21/32, 11/21/33(1)(11)	1,028	1,045,821
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	1,185	976,671
5.00%, 7/15/28(1)	374	336,581
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(11)	1,684	1,460,095
2.739% to 10/15/29, 10/15/30(11)	485	407,750
4.586% to 4/26/32, 4/26/33(11)	846	785,620
4.851% to 7/25/27, 7/25/28(11)	1,678	1,638,441
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	758	522,956
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	304	193,685
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(11)	793	647,056
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Life Storage, L.P., 2.40%, 10/15/31	$1,045	$ 806,475
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	744	603,150
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(11)	759	726,698
Newmark Group, Inc., 6.125%, 11/15/23	388	384,951
OneMain Finance Corp.:
3.50%, 1/15/27	1,637	1,357,433
7.125%, 3/15/26	188	179,185
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	146	114,081
Radian Group, Inc., 4.875%, 3/15/27	1,440	1,321,869
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	200	171,772
3.875%, 3/1/31(1)	1,352	1,035,159
Sabra Health Care, L.P., 3.20%, 12/1/31	1,255	936,672
Santander UK Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(11)	845	856,843
SITE Centers Corp., 3.625%, 2/1/25	517	488,368
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(11)	910	853,583
9.375% to 11/22/27(1)(9)(11)(12)	760	781,822
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(11)	326	307,793
1.456% to 1/14/26, 1/14/27(1)(11)	1,028	892,612
1.822% to 11/23/24, 11/23/25(1)(11)	661	604,175
Stifel Financial Corp., 4.00%, 5/15/30	902	784,327
Sun Communities Operating, L.P.:
2.70%, 7/15/31	649	513,838
4.20%, 4/15/32	1,208	1,067,236
Swedbank AB, 5.337%, 9/20/27(1)	1,129	1,121,600
Synchrony Bank, 5.625%, 8/23/27	1,368	1,335,259
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(11)	782	726,246
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(11)	71	69,551
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(11)	596	529,697
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(11)	1,998	2,082,915
Truist Financial Corp., 5.10% to 3/1/30(11)(12)	1,053	979,290
UBS AG, 1.25%, 6/1/26(1)	928	812,098
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(11)	1,244	939,405
4.375% to 2/10/31(1)(11)(12)	649	494,706
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(11)	795	647,455
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(11)	618	460,883
		$86,805,324
Government - Multinational — 1.7%
Asian Development Bank, 3.125%, 9/26/28(9)	$1,160	$1,093,695

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Government - Multinational (continued)
European Bank for Reconstruction & Development, 1.50%, 2/13/25	$1,295	$ 1,217,672
European Investment Bank:
1.625%, 5/13/31	2,540	2,124,799
2.375%, 5/24/27	2,741	2,548,139
2.875%, 6/13/25(1)	5,102	4,926,992
Inter-American Development Bank, 0.875%, 4/3/25	1,030	952,712
International Bank for Reconstruction & Development:
3.125%, 11/20/25	2,600	2,512,832
3.829%, (SOFR + 0.13%), 1/13/23(4)	1,637	1,637,009
International Finance Corp., 4.414%, (SOFR + 0.09%), 4/3/24(4)	679	678,578
		$17,692,428
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$1,940	$1,820,074
		$1,820,074
Industrial — 0.4%
Imola Merger Corp., 4.75%, 5/15/29(1)	$657	$571,346
Jabil, Inc.:
3.00%, 1/15/31	1,491	1,237,748
3.60%, 1/15/30	1,434	1,262,315
Owens Corning, 3.95%, 8/15/29	1,598	1,455,802
		$4,527,211
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$1,625	$1,410,115
		$1,410,115
Technology — 0.4%
Dell International, LLC/EMC Corp., 3.45%, 12/15/51(1)	$256	$157,652
DXC Technology Co., 2.375%, 9/15/28(9)	618	521,345
Kyndryl Holdings, Inc.:
2.05%, 10/15/26	1,045	853,856
2.70%, 10/15/28	382	287,285
Seagate HDD Cayman:
4.091%, 6/1/29	758	629,510
5.75%, 12/1/34	439	372,998
9.625%, 12/1/32(1)	757	831,680
		$3,654,326
Utilities — 0.7%
AES Corp. (The), 2.45%, 1/15/31	$1,826	$1,456,894
American Water Capital Corp., 2.30%, 6/1/31	110	90,500
Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
Avangrid, Inc., 3.15%, 12/1/24	$388	$ 371,121
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	472	380,128
Enel Finance International N.V., 1.375%, 7/12/26(1)	1,861	1,605,982
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	200	163,653
MidAmerican Energy Co.:
3.15%, 4/15/50	500	356,275
4.25%, 7/15/49	835	712,673
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	671	574,079
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	73	68,247
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	464,529
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	810,361
		$7,054,442
Total Corporate Bonds (identified cost $187,904,784)		$164,753,797

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(13)	$2,500	$ 2,364,350
Total High Social Impact Investments (identified cost $2,500,000)		$ 2,364,350

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(14)
NuStar Energy, L.P., Series B, 10.41%, (3 mo. USD LIBOR + 5.643%)(4)(9)	24,733	$ 504,059
		$ 504,059
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	31,814	$ 430,443
Series A2, 6.375%	28,000	425,880
		$ 856,323
Venture Capital — 0.0%(14)
Consensus Orthopedics, Inc.:
Series A-1(6)(7)(8)	420,683	$0
Series B(6)(7)(8)	348,940	0
Series C(6)(7)(8)	601,710	0

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Venture Capital (continued)
Lumni, Inc., Series B(6)(7)(8)	17,265	$ 33,192
Wind Harvest Co., Inc.(6)(7)(8)	8,696	0
		$ 33,192
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	53,525	$ 777,183
6.25%	4,575	73,063
		$ 850,246
Total Preferred Stocks (identified cost $4,000,800)		$2,243,820

Senior Floating-Rate Loans(15) — 0.2%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$824	$ 783,442
		$ 783,442
IT Services — 0.0%(14)
Asurion, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$147	$ 131,224
		$ 131,224
Software — 0.0%(14)
Hyland Software, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$356	$ 352,111
Seattle Spinco, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 6/21/24	139	138,300
VS Buyer, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 2/28/27	74	71,768
		$562,179
Specialty Retail — 0.1%
Petsmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$992	$975,714
		$975,714
Total Senior Floating-Rate Loans (identified cost $2,526,803)		$2,452,559

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 462,951
1.00%, 10/1/26	4,213	3,746,529
Total Sovereign Government Bonds (identified cost $4,754,886)		$ 4,209,480

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(16)	$800	$ 836,928
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	670,719
New York City, NY, 5.206%, 10/1/31(16)	1,275	1,290,402
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	548,528
		$ 3,346,577
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$935	$ 864,464
2.484%, 6/1/27	665	602,523
2.534%, 6/1/28	830	735,538
2.584%, 6/1/29	455	394,917
2.984%, 6/1/33	520	429,681
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(16)	400	406,816
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(16)	955	990,029
		$4,423,968
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$234,506
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	349,177
Green Bonds, 2.184%, 9/1/31	345	274,385
Green Bonds, 2.264%, 9/1/32	305	237,766
Green Bonds, 2.344%, 9/1/33	335	256,607
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	284,587
Green Bonds, 1.701%, 5/1/31	320	248,650
Green Bonds, 1.951%, 5/1/34	190	138,865

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$3,420	$ 2,800,980
		$ 4,825,523
Total Taxable Municipal Obligations (identified cost $14,773,959)		$ 12,596,068

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.618%, 8/1/23	$153	$ 151,129
2.668%, 8/1/24	534	517,240
2.738%, 8/1/25	534	511,056
3.435%, 8/1/34	530	466,863
3.485%, 8/1/35	295	256,696
3.585%, 8/1/37	547	463,997
U.S. International Development Finance Corp.:
3.22%, 9/15/29	643	607,966
3.52%, 9/20/32	660	627,389
Total U.S. Government Agencies and Instrumentalities (identified cost $4,014,336)		$3,602,336

U.S. Government Agency Mortgage-Backed Securities — 5.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$231	$ 213,899
Federal National Mortgage Association:
4.00%, 30-Year, TBA(17)	29,559	27,753,115
4.50%, 30-Year, TBA(17)	11,260	10,855,343
5.00%, 30-Year, TBA(17)	8,231	8,117,827
5.50%, 30-Year, TBA(17)	1,750	1,755,470
Pool #AN1909, 2.68%, 7/1/26	633	595,882
Pool #BM3990, 4.00%, 3/1/48	610	583,624
Pool #FM1867, 3.00%, 11/1/49	699	622,845
Pool #FM6803, 2.00%, 4/1/51	604	499,855
Pool #FM7023, 3.00%, 7/1/49	818	729,670
Pool #MA3149, 4.00%, 10/1/47	704	674,729
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	825	709,053
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II: (continued)
Pool #CB8629, 2.50%, 4/20/51	$1,258	$ 1,079,290
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $55,882,077)		$ 54,190,602

U.S. Treasury Obligations — 10.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 625,028
1.375%, 8/15/50	1,708	949,708
1.875%, 2/15/41	2,040	1,442,981
1.875%, 2/15/51	335	213,033
1.875%, 11/15/51	996	631,176
2.00%, 2/15/50	1,316	869,974
2.00%, 8/15/51	7,338	4,807,250
2.25%, 2/15/52	1,804	1,255,189
2.375%, 2/15/42	12,170	9,297,928
2.875%, 5/15/49	815	656,234
2.875%, 5/15/52	648	519,413
3.00%, 8/15/52	720	593,437
3.125%, 5/15/48	371	311,988
3.375%, 8/15/42	93	83,148
4.00%, 11/15/52	6,314	6,324,852
U.S. Treasury Notes:
0.125%, 9/15/23	3,890	3,768,110
0.125%, 10/15/23	934	901,089
0.125%, 12/15/23	275	263,443
0.125%, 1/15/24	324	308,945
0.125%, 2/15/24	324	307,889
0.25%, 3/15/24	1,556	1,475,343
0.25%, 6/30/25	185	167,620
0.375%, 10/31/23	545	525,584
0.375%, 4/15/24	323	305,689
0.375%, 9/30/27	371	312,814
0.625%, 7/31/26	1,756	1,551,934
0.75%, 11/15/24	285	266,052
1.00%, 7/31/28	1,203	1,022,738
1.125%, 1/15/25	839	785,284
1.125%, 2/29/28	3,655	3,165,430
1.125%, 8/31/28	448	382,568
1.25%, 12/31/26	1,012	906,412
1.25%, 3/31/28	1,609	1,398,824
1.25%, 4/30/28	2,906	2,521,863
1.25%, 6/30/28	344	297,520

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.25%, 8/15/31	$36	$ 29,202
1.375%, 9/30/23	915	892,733
1.375%, 11/15/31	226	184,009
1.50%, 1/31/27	342	308,829
1.75%, 5/15/23	10,500	10,390,265
1.875%, 2/28/27	15,885	14,551,183
1.875%, 2/15/32	1,351	1,146,503
2.125%, 3/31/24	6,480	6,279,145
2.625%, 4/15/25	738	710,440
2.75%, 4/30/27	12,701	12,038,663
2.75%, 7/31/27	585	553,556
2.75%, 8/15/32	1,420	1,293,309
2.875%, 4/30/29	3,300	3,091,107
3.125%, 8/31/27	2,851	2,742,417
3.125%, 8/31/29	1,228	1,165,952
3.25%, 8/31/24	1,840	1,801,834
3.875%, 9/30/29	1,121	1,113,206
4.50%, 11/15/25	2,732	2,748,862
Total U.S. Treasury Obligations (identified cost $120,383,454)		$110,257,705

Venture Capital Limited Partnership Interests — 0.1%

Security	Value
First Analysis Private Equity Fund IV, L.P.(6)(7)(8)	$ 370,089
GEEMF Partners, L.P.(6)(7)(8)(13)	7,040
Global Environment Emerging Markets Fund, L.P.(6)(7)(8)	31,134
Solstice Capital, L.P.(6)(7)(8)	23,894
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 432,157

Short-Term Investments — 2.2%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(18)	19,229,115	$ 19,229,115
Total Affiliated Fund (identified cost $19,229,115)		$ 19,229,115
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(19)	3,214,824	$ 3,214,824
Total Securities Lending Collateral (identified cost $3,214,824)		$ 3,214,824
Total Short-Term Investments (identified cost $22,443,939)		$ 22,443,939
Total Investments — 104.6% (identified cost $999,400,018)		$1,085,997,262
Other Assets, Less Liabilities — (4.6)%		$ (47,838,233)
Net Assets — 100.0%		$1,038,159,029

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $155,525,830 or 15.0% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2022.
(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Non-income producing security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Restricted security. Total market value of restricted securities amounts to $4,912,605, which represents 0.5% of the net assets of the Fund as of December 31, 2022.

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

(9)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $3,331,198 and the total market value of the collateral received by the Fund was $3,445,048, comprised of cash of $3,214,824 and U.S. government and/or agencies securities of $230,224.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of these securities is $186,047 or less than 0.05% of the Fund's net assets.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	May be deemed to be an affiliated company.
(14)	Amount is less than 0.05%.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(19)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	5,849	USD	6,060	State Street Bank and Trust Company	2/28/23	$225	$ —
						$225	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	108	Long	3/31/23	$22,148,438	$28,996
U.S. 10-Year Treasury Note	6	Long	3/22/23	673,781	(1,594)
U.S. Long Treasury Bond	121	Long	3/22/23	15,166,594	251
U.S. Ultra-Long Treasury Bond	17	Long	3/22/23	2,283,312	13,258
U.S. 5-Year Treasury Note	(223)	Short	3/31/23	(24,068,320)	30,876

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Ultra 10-Year Treasury Note	(146)	Short	3/22/23	$(17,269,063)	$28,574
U.S. Ultra-Long Treasury Bond	(14)	Short	3/22/23	(1,880,375)	(4,721)
					$95,640
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,500,000
CFBanc Corp., Common Stock	3/14/03	270,000
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-5/17/22	1,072,962
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2022, the Fund entered into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2022, the value of the Fund’s investment in affiliated issuers and funds, including issuers and funds that may be deemed to be affiliated, was $23,256,489, which represents 2.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 1,897,739	$ —	$ (1,909,000)	$6,296	$ 5,062	$ —	$ 2,515	$ —
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	222,921	—	(225,000)	174	1,905	—	417	—
Series 2017-CLS, Class F, 5.418%, (1 mo. USD LIBOR + 2.60%), 11/15/34	617,087	—	(629,000)	2,094	9,819	—	1,326	—
Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36	1,124,891	—	—	—	(21,284)	1,103,607	14,958	1,152,974
Series 2019-BPR, Class B, 6.668%, (1 mo. USD LIBOR + 2.35%), 5/15/36	372,310	—	—	—	(9,988)	362,353	5,729	386,000
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36	194,852	—	—	—	(4,828)	190,024	3,524	205,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	2,321,900	—	—	—	42,450	2,364,350	9,375	2,500,000
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	7,561	—	—	—	(521)	7,040	—	—
Short-Term Investments
Liquidity Fund, Institutional Class(4)	24,252,378	58,135,799	(63,159,062)	—	—	19,229,115	147,423	19,229,115
Total				$8,564	$22,615	$23,256,489	$185,267

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Calvert
Balanced Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$67,372,924	$ —	$67,372,924
Collateralized Mortgage Obligations	—	11,824,905	—	11,824,905
Commercial Mortgage-Backed Securities	—	42,543,017	—	42,543,017
Common Stocks	582,626,697(2)	—	—	582,626,697
Common Stocks - Venture Capital	—	—	2,082,906	2,082,906
Corporate Bonds	—	164,753,797	—	164,753,797
High Social Impact Investments	—	2,364,350	—	2,364,350
Preferred Stocks	2,210,628	—	—	2,210,628
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	2,452,559	—	2,452,559
Sovereign Government Bonds	—	4,209,480	—	4,209,480
Taxable Municipal Obligations	—	12,596,068	—	12,596,068
U.S. Government Agencies and Instrumentalities	—	3,602,336	—	3,602,336
U.S. Government Agency Mortgage-Backed Securities	—	54,190,602	—	54,190,602
U.S. Treasury Obligations	—	110,257,705	—	110,257,705
Venture Capital Limited Partnership Interests	—	—	432,157	432,157
Short-Term Investments:
Affiliated Fund	19,229,115	—	—	19,229,115
Securities Lending Collateral	3,214,824	—	—	3,214,824
Total Investments	$607,281,264	$476,167,743	$2,548,255	$1,085,997,262
Forward Foreign Currency Exchange Contracts	$ —	$225	$ —	$225
Futures Contracts	101,955	—	—	101,955
Total	$607,383,219	$476,167,968	$2,548,255	$1,086,099,442
Liability Description
Futures Contracts	$(6,315)	$ —	$ —	$(6,315)
Total	$(6,315)	$ —	$ —	$(6,315)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.